INCOME TAXES - TEMPORARY DIFFERENCES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Non-capital loss carryforwards	$ 93	$ 7
Investments	296	430
Future policy benefits	126	(31)
Participating policyholder liabilities	58	55
Deferred acquisition costs	(81)	38
Tax credit carryforwards	8	4
Other	(68)	(13)
Total deferred tax asset	$ 432	$ 490